Borrowings (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long Term Borrowings
A.
Long-term borrowings consist of the following:

	As of December 31, 2023	As of March 31, 2023
Secured debentures (note a)	2,260,838	3,198,569
Loans from banks (note b)	337,561	307,228
Convertible debenture (note c)	403,167	—
Less: current portion of long-term borrowings	(2,393,383)	(2,852,528)
	608,183	653,269

	As of March 31, 2023	As of March 31, 2022
A Long term borrowings consist of the following:
Convertible notes (note a)	—	23,032,002
Secured debentures (note b)	3,198,569	—
Loans from banks (note c)	307,228	159,951
Less: current portion of long-term borrowings	(2,852,528)	(63,983)
	653,269	23,127,970

Schedule of Convertible Notes Measured at Fair Value

As of March 31, 2022, the Company’s convertible notes, which have been measured at fair value, consisted of the following:

Particulars	As of March 31, 2023	As of March 31, 2022
Convertible Note 2019	—	5,379,110
Convertible Note 2020	—	17,652,892
	—	23,032,002

Schedule of Secured Debentures
a.
Secured debentures:

Particulars	Interest rate	Maturity date	Amount outstanding
Secured debentures	19.50%	31-May-24	597,282
	19.50%	31-Jul-24	337,951
	19.25%	31-May-24	424,509
	20.00%	31-Jan-24	901,096
			2,260,838
b. Secured debentures:

Particulars	Interest rate	Maturity date	Amount outstanding
	19.50%	31-May-24	1,494,126
	19.25%	31-May-24	792,145
Secured debentures	20.00%	31-Jan-24	912,298
			3,198,569

Schedule of Loans from Banks
b.
Loans from banks:

Particulars	Interest rate	Maturity date	Amount outstanding
Long-term borrowings from banks
	16.00%	5-Mar-24	2,321
	16.50%	5-Mar-24	2,906
	15.50%	6-Sep-25	19,179
	18.00%	5-Sep-25	19,438
	16.00%	9-Apr-24	10,005
	18.50%	2-Nov-25	16,095
	19.50%	2-Oct-25	12,288
	15.50%	6-Sep-25	19,179
	14.75%	5-Jun-24	7,627
	17.00%	5-Oct-24	13,637
	15.85%	4-May-26	44,373
	8.75%	10-Aug-30	115,619
	15.75%	5-Aug-26	54,894
			337,561

c.
Loan from banks:

Particulars	Interest rate	Maturity date	Amount outstanding
	18.00%	5-Sep-25	26,403
	16.00%	5-Mar-24	9,295
	16.50%	5-Mar-24	11,639
	15.50%	6-Sep-25	26,265
	13.50%	5-Oct-25	54,063
	16.00%	9-Apr-24	19,120
Long term borrowings from banks	18.50%	2-Nov-25	21,265
	19.50%	2-Oct-25	16,387
	15.50%	6-Sep-25	26,265
	14.75%	5-Jun-24	18,294
	17.00%	5-Oct-24	24,786
	15.85%	23-Feb-26	53,446
			307,228

Schedule of Maturities of Long-term Borrowings Excluding Convertible Notes

As of December 31, 2023, the aggregate maturities of long-term borrowings (excluding convertible notes) are as follows:

Period ending March 31, 2024	2,298,943
Period ending March 31, 2025	117,270
Period ending March 31, 2026 and onwards	585,353
3,001,566

As of March 31, 2023, the aggregate maturities of long-term borrowings (excluding convertible notes) are as follows:

Period ending March 31, 2024	2,852,528
Period ending March 31, 2025	588,439
Period ending March 31, 2026	61,232
3,502,199

Schedule of Short Term Borrowings
B.
Short-term borrowings

	As of December 31, 2023	As of March 31, 2023
Loans from banks (note a)	1,901,497	84,587
Loans from related parties	299,031	485,747
Loans from others (note b)	12,965,327	4,305,467
	15,165,855	4,875,801

	As of March 31, 2023	As of March 31, 2022
B Short term borrowings
Loan from banks (note a)	84,587	107,528
Loan from related parties	485,747	156,215
Loan from others (note a)	4,305,467	267,297
	4,875,801	531,040

Summary of Loans from Banks and Others	a) Loans from banks and others

Particulars	Weighted average borrowing rate
Short-term borrowings from banks and others	12.73%
a) Loan from banks and others

Particulars	Weighted average borrowing rate
Short term borrowings from banks and others	16.40%

Summary of Estimated Fair Value of Working Capital Loan

Since the Warrants are listed under ticker symbol RDZNW, the market price method was used to compute the fair market value of the warrants resulting from the conversion of the convertible promissory note on the reporting date. A comparison of the assumptions used in calculating estimated fair value of working capital loan as of December 31, 2023 is as follows:

Closing price	$0.07
Open price	$0.07
High	$0.07
Low	$0.07